Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Amounts due to a related party	¥ 23,444		¥ 33	$ 3,619
Telstra International Limited [Member]
Related Party Transaction [Line Items]
Network maintenance services	261	$ 40	384
Executive services on a part-time basis			266
Amounts due to a related party	0		33	0
Beijing Australian Telecommunications Technical Consulting Limited [Member]
Related Party Transaction [Line Items]
Executive services on a part-time basis			218
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Commission Fee	1,645	$ 254
Amounts due to a related party	¥ 23,444		¥ 0	$ 3,619